Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Contributed surplus	Accumulated foreign currency translation differences & net investment hedge	Accumulated unrealized gain (loss) on investment in equity securities	Retained earnings (deficit)
Balance at Dec. 31, 2022	$ 2,463,070	$ 1,089,229	$ 41,491	$ (239,120)	$ 5,799	$ 1,565,671
Net income	504,877					504,877
Other comprehensive (loss) income, net of tax	48,121			38,824	7,281	2,016
Realized gain (loss) on equity securities, net of tax					(13,323)	13,323
Total comprehensive income	552,998			38,824	(6,042)	520,216
Share-based payment transactions, net of tax	21,424		21,424
Stock options exercised, net of tax	12,777	17,179	(4,402)
Dividends to owners of the Company	(124,254)					(124,254)
Repurchase of own shares	(288,024)	(28,303)				(259,721)
Net settlement of restricted share units and and performance share units, net of tax	(46,581)	29,185	(20,829)			(54,937)
Total transactions with owners, recorded directly in equity	(424,658)	18,061	(3,807)			(438,912)
Balance at Dec. 31, 2023	2,591,410	1,107,290	37,684	(200,296)	(243)	1,646,975
Net income	422,484					422,484
Other comprehensive (loss) income, net of tax	(121,713)			(130,414)	(8,108)	16,809
Realized gain (loss) on equity securities, net of tax					7,158	(7,158)
Total comprehensive income	300,771			(130,414)	(950)	432,135
Share-based payment transactions, net of tax	13,235		13,235
Stock options exercised, net of tax	13,523	16,508	(2,985)
Dividends to owners of the Company	(139,494)					(139,494)
Repurchase of own shares	(76,616)	(5,929)				(70,687)
Net settlement of restricted share units and and performance share units, net of tax	(29,554)	17,631	(16,963)			(30,222)
Total transactions with owners, recorded directly in equity	(218,906)	28,210	(6,713)			(240,403)
Balance at Dec. 31, 2024	$ 2,673,275	$ 1,135,500	$ 30,971	$ (330,710)	$ (1,193)	$ 1,838,707